GSK License Agreement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred revenue recognized	$ 0
GlaxoSmithKline [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue recognized		$ 3,000,000